Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity analysis of net financial debt

(in millions of currency units)	Exposure in currency units (1)					Sensitivity analysis
	EUR	USD	GBP	PLN	Total	10% gain in	10% loss in
					translated	euro	euro
Orange SA	—	7	8	15	17	(2)	2
Orange Polska	(160)	(5)	—	—	(164)	15	(18)
Total (euros)	(160)	1	9	3	(147)

(1)	Excluding FX hedge of subordinated notes denominated in pounds sterling.

Schedule of sensitivity analysis of financial position due to change in foreign currency exchange risk

(in millions of euros)	Contribution to consolidated net assets											Sensitivity analysis
	EUR	USD	GBP		PLN		EGP	JOD	MAD	Other	Total	10%	10%
										currencies		gain in	loss in
												euro	euro
Net assets excluding net debt (a) (1)	51,679	165	(1,053)		3,195		933	519	948	4,141	60,527	(804)	983
Net debt by currency including derivatives (b) (2)	(22,121)	43	1,146	(3)	(1,240)		(174)	(97)	(442)	(603)	(23,489)	124	(152)
Net assets by currency (a) + (b)	29,558	209	93		1,955	(4)	758	421	506	3,538	37,038	(680)	831

(1)	Excluding net debt by currency do not include components of net financial debt.
(2)	The net financial debt as defined by Orange group does not include Mobile Financial Services activities for which this concept is not relevant (see Note 13.3).
(3)	Of which economic hedge of subordinated note denominated in pounds sterling for 988 million pounds sterling (equivalent 1,099 million euros).
(4)	Share of net assets attributable to owners of the parent company in zlotys amounts to 991 million euros.

Schedule of sensitivity analysis of financial income statement due to change in foreign currency exchange risk

(in millions of euros)	Contribution to consolidated financial income statement									Sensitivity analysis
	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total	10% gain	10% loss
								currencies		in euro	in euro

Revenue	31,866	1,105	275	2,559	878	386	585	4,616	42,270	(946)	1,156
EBITDAaL	9,816	54	19	635	317	141	158	1,541	12,680	(260)	318
Operating income	4,257	15	1	91	128	57	18	954	5,521	(115)	140

Schedule of undiscounted future cash flows for each financial liability shown on the statement of financial position

(in millions of euros)	Note	December 31,	2021		2022	2023	2024	2025	2026 and	Other
		2020							beyond	items (1)
TDIRA	13.4	636	3		—	—	—	—	—	633
Bonds	13.5	29,848	3,701		1,152	1,450	1,984	2,337	19,388	(163)
Bank loans and from development organizations and multilateral lending institutions	13.6	3,671	633		324	1,005	260	750	703	(4)
Debt relating to financed assets	13.3	295	70		75	75	58	17	—	—
Cash collateral received	13.3	31	31		—	—	—	—	—	—
NEU commercial papers(2)	13.3	555	555		—	—	—	—	—	—
Bank overdrafts	13.3	154	154		—	—	—	—	—	—
Other financial liabilities	13.3	70	48		3	3	1	1	15	—
Derivatives (liabilities)	13.3	804	15		133	99	—	34	39	—
Derivatives (assets)	13.3	(294)	(155)		—	(10)	(19)	(14)	(153)	—
Other Comprehensive Income related to unmatured hedging instruments	13.3	(541)	—		—	—	—	—	—	—
Gross financial debt after derivatives		35,229	5,054		1,686	2,623	2,283	3,124	19,991	466
Trade payables		11,051	9,760		243	212	87	362	388	—
Total financial liabilities (including derivatives assets)		46,280	14,814	(3)	1,929	2,834	2,370	3,486	20,379	466
Future interests on financial liabilities(4)		—	1,525		914	851	807	855	5,472	—

(1)	Undated items: TDIRA notional. Non-cash items: amortized cost on bonds and bank loans, and discounting effect on long term trade payables.
(2)	Negotiable European Commercial Papers (formerly called "commercial papers").
(3)	Amounts presented for 2021 correspond to notional and accrued interests for 502 million euros.
(4)	Mainly future interests on bonds for 9,712 million euros, on bank loans for 284 million euros and on derivatives instruments for (842) million euros.

Schedule of credit rating

	Standard	Moody’s	Fitch
	& Poor’s		Ratings
Long-term debt	BBB+	Baa1	BBB+
Outlook	Stable	Stable	Stable
Short-term debt	A2	P2	F2

Schedule of effect of mechanisms to offset exposure to credit risk and counterparty risk

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Collateralised Derivatives (net) (a)	(520)	144	(455)
Fair value of collateralised derivatives assets	283	570	383
Fair value of collateralised derivatives liabilities	(803)	(426)	(838)
Amount of cash collateral paid/(received) (b)	611	(138)	471
Amount of cash collateral paid	642	123	553
Amount of cash collateral received	(31)	(261)	(82)
Residual exposure to counterparty risk (a) + (b) (1)	91	7	16
Non collateralised Derivatives (net)	10	(6)	(5)
Fair value of non collateralised derivatives assets	11	3	2
Fair value of non collateralised derivatives liabilities	(1)	(10)	(7)

(1)	The residual exposure to counterparty risk is mainly due to a time difference between the valuation of derivatives at the closing date and the date on which the cash collateral exchanges were made.

Schedule of sensitivity analysis of cash collateral deposits to change in market rates and exchange rates

(in millions of euros)	Rate decrease of 1%	Rate increase of 1%
Change of fair value of derivatives	(1,314)	1,318
	Rate decrease of 1%	Rate increase of 1%
Amount of cash collateral received (paid)	1,314	(1,318)

A change in the euro exchange rate of +/-10% against currencies of hedged financing (mainly the pound sterling and the US dollar) would impact the fair value of foreign exchange derivatives as follows:

(in millions of euros)	10% loss in euro	10% gain in euro
Change of fair value of derivatives	1,536	(1,257)
	10% loss in euro	10% gain in euro
Amount of cash collateral received (paid)	(1,536)	1,257

Schedule of fair value of financial assets and liabilities

(in millions of euros)			December 31, 2020
	Note	Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair	and
				value	cash
Trade receivables		AC	5,645	5,645	—	5,645	—
Financial assets	13.7		4,803	4,803	185	4,372	247
Equity securities		FVOCI	431	431	185	—	247
Equity securities		FVR	141	141	—	141	—
Investments at fair value		FVR	3,206	3,206	—	3,206	—
Cash collateral paid		FVR	642	642	—	642	—
Financial assets at amortized cost		AC	382	382	—	382	—
Cash and Cash equivalents	13.3		7,891	7,891	7,891	—	—
Cash		AC	2,751	2,751	2,751	—	—
Cash equivalents		FVR	5,140	5,140	5,140	—	—
Trade payables		AC	(11,051)	(11,051)	—	(11,051)	—
Financial liabilities	13.3		(35,260)	(41,884)	(34,708)	(7,162)	(14)
Financial debts		AC	(35,247)	(41,870)	(34,708)	(7,162)	—
Other		FVR	(14)	(14)	—	—	(14)
Derivatives (net amount) (2)	13.8		(510)	(510)	—	(510)	—

(1)	AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss".
(2)	IFRS 9 classification for derivatives instruments depends on their hedging qualification.

			December 31, 2018
(in millions of euros)	Note	Classification	Book	Estimated	Level 1
		under IFRS 9	value	fair value	and cash	Level 2	Level 3
Trade receivables		AC	5,329	5,329	—	5,329	—
Financial assets	13.7		5,057	5,057	692	4,144	221
Equity securities		FVOCI	254	254	33	—	221
Equity securities		FVR	805	805	659	146	—
Investments at fair value		FVR	2,683	2,683	—	2,683	—
Cash collateral paid		FVR	553	553	—	553	—
Financial assets at amortized cost		AC	762	762	—	762	—
Cash and Cash equivalents	13.3		5,081	5,081	5,081	—	—
Cash		AC	2,558	2,558	2,558	—	—
Cash equivalents		FVR	2,523	2,523	2,523	—	—
Trade payables		AC	(10,082)	(10,082)	—	(10,082)	—
Financial liabilities	13.3		(34,019)	(37,292)	(29,012)	(7,988)	(292)
Financial debts			(33,721)	(36,994)	(29,012)	(7,961)	(21)
Bonds at fair value		FVR	(27)	(27)	—	(27)	—
Other		FVR	(271)	(271)	—	—	(271)
Derivatives (net amount)	13.8		(460)	(460)	—	(460)	—

Schedule of analysis of change in level 3 market value of financial assets and liabilities

(in millions of euros)	Equity securities	Financial
		liabilities at fair
		value through
		profit or loss, excluding
		derivatives
Level 3 fair values at December 31, 2019	198	(64)
Gains (losses) taken to profit or loss	—	50
Gains (losses) taken to other comprehensive income	(28)	—
Acquisition (sale) of securities	80	—
Other	(2)	—
Level 3 fair values at December 31, 2020	247	(14)

The market value of the net financial debt carried by Orange was estimated at 30.8 billion euros as at December 31, 2019, for a carrying amount of 25.5 billion euros.

(in millions of euros)			December 31, 2019
	Note	Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9	value	fair value	and cash
Trade receivables		AC	5,343	5,343	—	5,343	—
Financial assets	13.7		6,001	6,002	79	5,725	198
Equity securities		FVOCI	277	277	79	—	198
Equity securities		FVR	133	134	—	134	—
Investments at fair value		FVR	4,696	4,696	—	4,696	—
Cash collateral paid		FVR	123	123	—	123	—
Financial assets at amortized cost		AC	772	772	—	772	—
Cash and Cash equivalents	13.3		6,112	6,112	6,112	—	—
Cash		AC	2,462	2,462	2,462	—	—
Cash equivalents		FVR	3,651	3,651	3,651	—	—
Trade payables		AC	(10,246)	(10,246)	—	(10,246)	—
Financial liabilities	13.3		(37,076)	(42,455)	(34,554)	(7,837)	(64)
Financial debts		AC	(37,007)	(42,386)	(34,554)	(7,811)	(21)
Bonds at fair value		FVR	(26)	(26)	—	(26)	—
Other		FVR	(43)	(43)	—	—	(43)
Derivatives (net amount)	13.8		138	138	—	138	—